real estate joint ventures and investment in associate - Investment activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ 893	$ 1,516
Real estate joint ventures
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	14	4
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	4	4
Cash flows in the current reporting period
Construction credit facilities amounts advanced	10	35
Financing costs paid to us	(4)	(4)
Funds we advanced or contributed, excluding construction credit facilities	17
Funds repaid to us and earnings distributed	(1)	(3)
Net increase (decrease)	12	28
Real estate joint ventures carrying amounts
Balance, beginning of period	102	74
Valuation provision	(11)
Balance, end of period	103	102
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	14	4
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	17
Funds repaid to us and earnings distributed	(1)	(3)
Net increase (decrease)	2	(7)
Real estate joint ventures carrying amounts
Balance, beginning of period	(2)	5
Valuation provision	(11)
Balance, end of period	(11)	(2)
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	4	4
Cash flows in the current reporting period
Construction credit facilities amounts advanced	10	35
Financing costs paid to us	(4)	(4)
Net increase (decrease)	10	35
Real estate joint ventures carrying amounts
Balance, beginning of period	104	69
Balance, end of period	$ 114	$ 104